UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21748

Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Address of principal executive offices)

 (Zip code)

James B. Potkul

Potkul Capital Management LLC

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: (973) 331-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Bread & Butter Fund

BAXTER INTERNATIONAL INC.

Ticker Symbol:BAX	Cusip Number:071813109
Record Date: 3/12/2012	Meeting Date: 5/12/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors recommends you vote for the following proposals 1. James R. Gavin III 1b. Peter S. Hellman 1c. K.J. Storm	For	Issuer	For	With
2	Ratification of Independent registered public accounting firm	For	Issuer	For	With
3	Approval of names executive officer compensation	For	Issuer	For	With
4	Shareholder proposal to repeal classified board	For	Stockholder	Against	Against
5	Shareholder proposal to adopt simple majority vote	Against	Stockholder	Against	With

BERKSHIRE HATHAWAY INC.

Ticker Symbol:BRK-B	Cusip Number:084670702
Record Date: 3/7/2012	Meeting Date: 5/5/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The Election of Directors 01. Warren E. Buffett 02. Charles T. Munger 03. Howard G. Buffett 04. Stephen B. Burke 05. Susan L. Decker 06. William H. Gates III 07. David S. Gottesman 08. Charlotte Guyman 09. Donald R. Keough 10. Thomas S. Murphy 11. Ronald L. Olson 12. Walter Scott Jr.	For	Issuer	For	With
2	Shareholder proposal regarding succession planning	Against	Stockholder	Against	With

CENTRAL GOLDTRUST

Ticker Symbol:GTU	Cusip Number:153546106
Record Date: 3/12/2012	Meeting Date: 4/26/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The Election of Directors 01. Brian E. Felske 02. Bruce D. Heagle 03. Ian M. Mcavity 04. Michael A. Parente 05. J.C. Stefan Spicer 06. Philip M. Spicer	For	Issuer	For	With
2	Re-appointment of the auditors and authorizing the Board of Trustees to fix their remuneration	For	Issuer	For	With

CHESAPEAKE ENERGY CORPORATION

Ticker Symbol:CHK	Cusip Number:165167107
Record Date: 4/10/2012	Meeting Date: 6/8/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommendations of the Board of Directors DIRECTOR 1) RICHARD K. DAVIDSON 2) V. BURNS HARGIS	Against	Issuer	For	Against
10	SHAREHOLDER PROPOSAL RELATING TO PROXY ACCESS.	For	Stockholder	Against	Against
2	TO APPROVE AN AMENDMENT TO OUR BYLAWS TO IMPLEMENT MAJORITY VOTING IN DIRECTOR ELECTIONS.	For	Issuer	For	With
3	AN ADVISORY VOTE TO APPROVE OUR NAMED EXECUTIVE OFFICER COMPENSATION	Against	Issuer	For	Against
4	TO APPROVE AN AMENDMENT TO OUR LONG TERM INCENTIVE PLAN.	Against	Issuer	For	Against
5	TO APPROVE THE ANNUAL INCENTIVE PLAN.	Against	Issuer	For	Against
6	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDED DECEMBER 31, 2012.	For	Issuer	For	With
7	SHAREHOLDER PROPOSAL RELATING TO RE-INCORPORATION IN DELAWARE.	For	Stockholder	Against	Against
8	SHAREHOLDER PROPOSAL RELATING TO POLITICAL LOBBYING EXPENDITURES.	Against	Stockholder	Against	With
9	SHAREHOLDER PROPOSAL RELATING TO THE SUPERMAJORITY VOTING STANDARD.	For	Stockholder	Against	Against

COEUR D'ALENE MINES CORPORATION

Ticker Symbol:CDE	Cusip Number:192108504
Record Date: 3/12/2012	Meeting Date: 5/8/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 01. L. Michael Bogert 02. James J. Curran 03. Sebastian Edwards 04. Mitchell J. Krebs 05. Andrew Lundquist 06. Robert E. Mellor 07. John H. Robinson 08. J. Kenneth Thompson 09. Timothy R. Winterer	For	Issuer	For	With
2	Advisory Resolution to approve executive compensation	Against	Issuer	For	Against
3	Ratification of the appointment of KPMG LLP as the company's independent registered public accounting firm	For	Issuer	For	With

CONSOLIDATED-TOMOKA LAND CO

Ticker Symbol:CTO	Cusip Number:210226106
Record Date: 3/1/2012	Meeting Date: 4/25/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director for one year term ending in 2013 John J. Allen	For	Issuer	For	With
1B	Election of Director for one year term ending in 2013 William L. Olivari	For	Issuer	For	With
1C	Election of Director for one year term ending in 2014 John P. Albright	For	Issuer	For	With
2	Proposal to ratify the appointment by our audit committee of Grant Thornton LLP as our independent registered public accounting firm for fiscal year 2012	For	Issuer	For	With
3	Advisory Vote to approve executive compensation	For	Issuer	For	With

ENSCO PLC

Ticker Symbol:ESV	Cusip Number:29358Q109
Record Date: 3/30/2012	Meeting Date: 5/22/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Resolution to re-elect C. Christopher Gaut as a Class I Director for a term to expire at the annual general meeting of shareholders to be held in 2015	For	Issuer	For	With
10	A non-binding approval of the compensation of our named executive officers	For	Issuer	For	With
2	Resolution to re-elect Gerald W. Haddock as a Class I Director for a term to expire at the annual general meeting of shareholders to be held in 2015	For	Issuer	For	With
3	Resolution to re-elect paul E. Rowsey III as a Class I Director for a term to expire at the annual general meeting of shareholders to be held in 2015	For	Issuer	For	With
4	Resolution to re-elect Francis S. Kalman as a Class II Director for a term to expire at the annual general meeting of shareholders to be held in 2013	For	Issuer	For	With
5	Resolution to re-elect David A. B. Brown as a Class III Director for a term to expire at the annual general meeting of shareholders to be held in 2014	For	Issuer	For	With
6	Resolution to ratify the Audit Committee's appointment of KPMG LLP as our US independent registered public accounting firm for 2012	For	Issuer	For	With
7	Resolution to re-appoint KPMG audit Plc as our UK statutory auditors under the UK Companies Act 2006	For	Issuer	For	With
8	Resolution to authorize the audit Committee to determine our UK statutory auditor's remuneration	For	Issuer	For	With
9	Resolution to approve our 2012 long term incentive plan	For	Issuer	For	With

GENERAL MOTORS COMPANY

Ticker Symbol:GM	Cusip Number:37045V100
Record Date: 4/13/2012	Meeting Date: 6/12/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommendations of the Board of Directors 1A. ELECTION OF DIRECTOR: DANIEL F. AKERSON 1B. ELECTION OF DIRECTOR: DAVID BONDERMAN 1C. ELECTION OF DIRECTOR: ERROLL B. DAVIS, JR 1D. ELECTION OF DIRECTOR: STEPHEN J. GIRSKY 1E. ELECTION OF DIRECTOR: E. NEVILLE ISDELL 1F. ELECTION OF DIRECTOR: ROBERT D. KREBS 1G. ELECTION OF DIRECTOR: PHILIP A. LASKAWY 1H. ELECTION OF DIRECTOR: KATHRYN V. MARINELLO 1I. ELECTION OF DIRECTOR: JAMES J. MULVA 1J. ELECTION OF DIRECTOR: PATRICIA F. RUSSO 1K. ELECTION OF DIRECTOR: THOMAS M. SCHOEWE 1L. ELECTION OF DIRECTOR: CAROL M. STEPHENSON 1M. ELECTION OF DIRECTOR: THEODORE M. SOLSO 1N. ELECTION OF DIRECTOR: CYNTHIA A. TELLES	For	Issuer	For	With
2	RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS GM'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With

LOEWS CORPORATION

Ticker Symbol:L	Cusip Number:540424108
Record Date: 3/14/2012	Meeting Date: 5/8/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The Election of Directors 1a. Lawrence S. Bacow 1b. Ann E. Berman 1c. Joseph L. Bower 1d. Charles M. Diker 1e. Jacob A. Frenkel 1f. Paul J. Fribourg 1g. walter L. Harris 1h. Philip A. Laskawy 1i. Ken Miller 1j. Gloria R. Scott 1k. Andrew H. Tisch 1l. James S. Tisch 1m. Jonathan M. Tisch	For	Issuer	For	With
2	Approve, on an advisory basis, executive compensation	For	Issuer	For	With
3	Approve the amended and restated Loews Corporation Stock Option Plan	For	Issuer	For	With
4	Approve the Loews Corporation Incentive Compensation Plan for Executive Officers	For	Issuer	For	With
5	Ratify Deloitte & Touche LLP as independent auditors	For	Issuer	For	With

NEWMONT MINING CORPORATION

Ticker Symbol:NEM	Cusip Number:651639106
Record Date: 2/24/2012	Meeting Date: 4/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. B.R. Brook 1b. V.A. Calarco 1c. J.A. Carraba 1d. N. Doyle 1e. V.M. Hagen 1f. M.S. Hamson 1g. J. Nelson 1h. R.T. O'Brien 1i. J.B. Prescott 1j. D.C. Roth 1k. S.R.Thompson	For	Issuer	For	With
2	Ratify the appointment of PricewaterhouseCoopers LLP as the Company's Independent Auditors for 2012	For	Issuer	For	With
3	Advisory Resolution to Approve Named Executive Officer Compensation	Against	Issuer	For	Against

NOBLE CORPORATION

Ticker Symbol:NE	Cusip Number:H5833N103
Record Date: 3/2/2012	Meeting Date: 4/27/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of reduction of the maximum number of members of the Board of Directors	For	Issuer	For	With
2	Election of the Board of Directors 01. Julie H. Edwards 02. David W. Williams	For	Issuer	For	With
3	Approval of the 2011 annual report the consolidated financial statements of the company for fiscal year 2011 and the statutory financial statements of the company for fiscal year 2011	For	Issuer	For	With
4	Approval of dividend payment funded from capital contribution reserve in the amount of USD 0.52 per share	For	Issuer	For	With
5	Ratification of appointment of Pricewaterhosue Coopers LLP as independent registered public accounting firm for the fiscal year 2012 and the election of pricewaterhouseCoopers AG as Statutory auditor for a one year term	For	Issuer	For	With
6	Approval of the discharge of the members of the board of directors and the executive officers of the company under Swiss law for fiscal year 2011	For	Issuer	For	With
7	Approval on an advisory basis of the compensation of the company's names executive officers	Against	Issuer	For	Against
8	Approval of the amendment and restatement of the Noble Corporation 1991 stock option and restricted stock plan	Against	Issuer	For	Against

NRG ENERGY INC.

Ticker Symbol:NRG	Cusip Number:629377508
Record Date: 3/5/2012	Meeting Date: 4/25/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1A. John F. Chlebowski	Against	Issuer	For	Against
1	Election of Directors 1B. Howard E. Cosgrove 1C. William E. Hantke 1D. Anne C. Schaumburg	For	Issuer	For	With
2	To approve the amendment to NRG Energy Inc.s Amended and Restated Certificate of Incorporation to declassify the Board of Directors	For	Issuer	For	With
3	To adopt the NRG Energy Inc. Amended and Restated Employee Stock Purchase Plan	For	Issuer	For	With
4	To approve on an advisory basis, the compensation of the Company's named executive officers	Against	Issuer	For	Against
5	To ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for fiscal year 2012	For	Issuer	For	With

PENN WEST PETROLEUM LTD.

Ticker Symbol:PWE	Cusip Number:707887105
Record Date: 5/3/2102	Meeting Date: 6/13/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	THE APPOINTMENT OF KPMG LLP, CHARTERED ACCOUNTANTS, AS AUDITOR OF PENN WEST FOR THE ENSUING YEAR.	For	Issuer	For	With
2	Recommendations of the Board of Directors 1) JAMES E. ALLARD 2) WILLIAM E. ANDREW 3) GEORGE H. BROOKMAN 4) JOHN A. BRUSSA 5) GILLIAN H. DENHAM 6) DARYL H. GILBERT 7) SHIRLEY A. MCCLELLAN 8) MURRAY R. NUNNS 9) FRANK POTTER 10) JACK SCHANCK 11) JAMES C. SMITH	For	Issuer	For	With
3	ADVISORY VOTE APPROVING PENN WEST'S APPROACH TO EXECUTIVE COMPENSATION.	Against	Issuer	For	Against

PFIZER INC

Ticker Symbol:PFE	Cusip Number:717081103
Record Date: 2/28/2012	Meeting Date: 4/26/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The Election of Directors 1. Dennis A. Ausiello 1b. M. Anthony Burns 1c. W. Don Cornwell 1d. Frances D. Fergusson 1e. William H. Gray III 1f. Helen H. Hobbs 1g. Constance J. Horner 1h. James M. Kilts 1i. George A. Lorch 1j. John P. Mascotte 1k. Suzanne N. Johnson 1l. Ian C. Read 1m. Stephen W. Sanger 1n. Marc Tessier-Lavigne	For	Issuer	For	With
2	Ratify the slection of KPMG LLP as independent registered public accounting firm for 2012	For	Issuer	For	With
3	Advisory approval on executive compensation	Against	Issuer	For	Against
4	Shareholder proposal regarding publication of political contributions	For	Stockholder	For	With
5	Shareholder proposal regarding action by written consent	Against	Stockholder	For	With
6	Shareholder proposal regarding special shareholder meetings	Against	Stockholder	For	With
7	Shareholder proposal regarding advisory vote on director pay	For	Stockholder	Against	Against

PHILIP MORRIS INTERNATIONAL INC.

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 3/16/2012	Meeting Date: 5/9/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The election of the Board of Directors 1a. Harold Brown 1b. Mathis Cabiallavetta 1c. Louis C. Camilleri 1d. J. Dudley Fishburn 1e. Jennifer Li 1f. Graham Mackay 1g. Sergio Marchionne 1h. Kalpana Morparia 1i Lucio A. Noto 1j. Robert B. Polet 1k. Carlos Slim Helu 1l. Stephen M. Wolf	For	Issuer	For	With
2	Ratification of the selection of independent auditors	For	Issuer	For	With
3	Advisory resolution to approve executive compensation	Against	Issuer	For	Against
4	Approval of the Philip Morris International Inc. 2012 Performance incentive plan	Against	Issuer	For	Against
5	Independent Board Chairman	Against	Stockholder	Against	With
6	Create an Independent Ethics Committee	Against	Stockholder	Against	With

TYSON FOODS INC.

Ticker Symbol:TSN	Cusip Number:902494103
Record Date: 12/5/2011	Meeting Date: 2/3/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The Election of Directors 01. John Tyson 02. Kathleen M. Bader 03. Gaurdie E. Banister Jr. 04. Jim Kever 05. Kevin M. McNamara 06. Brad T. Sauer 07. Robert Thurber 08. Barbara A. Tyson 09. Albert C. Zapanta	For	Issuer	For	With
2	To reapprove the performance goals set forth in the Tyson Foods Inc. 2000 Stock Incentive plan	For	Issuer	For	With
3	To ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for fiscal year ending September 29, 2012	For	Issuer	For	With
4	To consider and act upon such other business as may properly come before the Annual Meeting of Shareholders or any adjournments or postponements thereof	For	Issuer	For	With

WAL-MART STORES INC.

Ticker Symbol:WMT	Cusip Number:931142103
Record Date: 4/4/2012	Meeting Date: 6/1/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommendations of the Board of Directors 1A ELECTION OF DIRECTOR: AIDA M. ALVAREZ 1B ELECTION OF DIRECTOR: JAMES W. BREYER 1C ELECTION OF DIRECTOR: M. MICHELE BURNS 1D ELECTION OF DIRECTOR: JAMES I. CASH, JR. 1E ELECTION OF DIRECTOR: ROGER C. CORBETT 1F ELECTION OF DIRECTOR: DOUGLAS N. DAFT 1G ELECTION OF DIRECTOR: MICHAEL T. DUKE 1H ELECTION OF DIRECTOR: MARISSA A. MAYER 1I ELECTION OF DIRECTOR: GREGORY B. PENNER 1J ELECTION OF DIRECTOR: STEVEN S REINEMUND 1K ELECTION OF DIRECTOR: H. LEE SCOTT, JR. 1L ELECTION OF DIRECTOR: ARNE M. SORENSON 1M ELECTION OF DIRECTOR: JIM C. WALTON 1N ELECTION OF DIRECTOR: S. ROBSON WALTON 1O ELECTION OF DIRECTOR: CHRISTOPHER J. WILLIAMS 1P ELECTION OF DIRECTOR: LINDA S. WOLF	For	Issuer	For	With
2	RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT ACCOUNTANTS	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	Against	Issuer	For	Against
4	POLITICAL CONTRIBUTIONS REPORT	Against	Stockholder	Against	With
5	DIRECTOR NOMINATION POLICY	Against	Stockholder	Against	With
6	REPORT REGARDING INCENTIVE COMPENSATION PROGRAMS	For	Stockholder	Against	Against

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/James B. Potkul

* /s/James B. Potkul

President/Principal Financial Officer

Date: July 23, 2012

*Print the name and title of each signing officer under his or her signature.